Summary of Significant Accounting Policies - Additional Information (Details) $ in Thousands	12 Months Ended
	Feb. 28, 2018 CNY (¥)	Feb. 28, 2018 USD ($)	Feb. 28, 2017 CNY (¥)	Feb. 29, 2016 CNY (¥)	Feb. 28, 2018 USD ($)	Feb. 28, 2017 USD ($)	Feb. 28, 2015 CNY (¥)
Significant Accounting Policies [Line Items]
Cash and cash equivalents and term deposits	¥ 583,324,000		¥ 230,968,000	¥ 42,328,000	$ 92,181	$ 36,498	¥ 45,688,000
Foreign currency translation exchange rate	6.3280				6.3280
Long-term investment maturity date	Mar. 12, 2020	Mar. 12, 2020
Advertising expenses	¥ 27,033,000	$ 4,272	10,302,000	4,290,000
Income recognized from government subsidies	¥ 2,432,000	$ 384	¥ 579,000	¥ 299,000
VIE
Significant Accounting Policies [Line Items]
Percentage of revenue contributed of consolidated revenue	100.00%	100.00%	100.00%	100.00%
Percentage of assets accounted of audited consolidated assets	31.70%		63.00%		31.70%	63.00%
Percentage of liabilities accounted of audited consolidated liabilities	92.40%		100.00%		92.40%	100.00%
Assets held only to settle obligations	¥ 0
Cash and cash equivalents and term deposits	¥ 202,911,000		¥ 120,973,000		$ 32,066